Transactions - Advances from SMM/SC (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
Borrowings at beginning of period	$ 3,798,000,000	$ 5,181,000,000	$ 4,827,000,000	$ 6,056,000,000
Cash flows
Finance fees paid	0	0	0	1,000,000
Changes in foreign exchange rates	0	(244,000,000)	0	471,000,000
Borrowings at beginning of period	3,204,000,000	4,162,000,000	3,798,000,000	5,181,000,000
SSM/SC | Quebrada Blanca
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
Borrowings at beginning of period	0	0
Cash flows
Borrowings at beginning of period	702,000,000	912,000,000	$ 0	$ 0
Advances | SSM/SC | Quebrada Blanca
Cash flows
Advances	708,000,000	946,000,000
Finance fees paid | SSM/SC | Quebrada Blanca
Cash flows
Finance fees paid	(6,000,000)	(8,000,000)
Changes in foreign exchange rates | SSM/SC | Quebrada Blanca
Cash flows
Changes in foreign exchange rates	0	$ (26,000,000)
Subordinated Loan Facility | Quebrada Blanca
Disclosure of detailed information about business combination [line items]
Maximum borrowing capacity	$ 1,300,000,000